Summary of Activity in Two Thousand Nineteen Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options (common share equivalents)
Beginning Balance	1,703,908	1,524,677	1,431,813
Options granted during the period	250,000	241,500	246,722
Options exercised during the period	(13,014)	(15,259)	(65,468)
Options expired during the period	(113,917)	(9,552)	(45,638)
Options forfeited during the period	(19,312)	(37,458)	(42,752)
Ending Balance	1,807,665	1,703,908	1,524,677
Options exercisable at period end	1,209,237
Options vested and expected to vest at period end	1,769,705
Weighted average exercise price
Beginning Balance	$ 21.44	$ 22.88	$ 22.41
Options granted during the period	9.14	11.15	22.75
Options exercised during the period	9.70	8.49	14.67
Options expired during the period	23.73	25.77	25.55
Options forfeited during the period	14.08	17.61	16.04
Ending Balance	19.76	$ 21.44	$ 22.88
Options exercisable at period end	23.50
Options vested and expected to vest at period end	$ 19.94
Restricted Share Units
Restricted share units
Beginning Balance	640,750	693,048	693,903
Share units granted during the period	309,192	274,845	289,800
Share units vested during the period	(281,377)	(289,685)	(244,633)
Share units forfeited during the period	(10,945)	(37,458)	(46,022)
Ending Balance	657,620	640,750	693,048
Share units outstanding and expected to vest at period end	618,867
Weighted average grant date fair value
Beginning Balance	$ 14.20	$ 16.03	$ 14.72
Share units granted during the period	9.20	11.92	20.82
Share units vested during the period	13.97	16.15	18.33
Share units forfeited during the period	14.32	17.27	14.24
Ending Balance	11.95	$ 14.20	$ 16.03
Share units outstanding and expected to vest at period end	$ 11.97